Note 18 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 442,375	$ 359,150
Subordinate Non-controlling Interest Shares (in shares)	4,600,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 415,141	$ 333,064